UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	June 30, 2012

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$ 1,989,859
List of Other Included Managers:

No.	13F File Number	Name

None


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
                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

Abbott Labs                      com           002824100       82572   1280774 SH     SOLE                 303784     0   976990
Ace Ltd                          shs           H0023R105       53979    728170 SH     SOLE                 196641     0   531529
Amgen Inc.                       com           031162100       44293    607509 SH     SOLE                 151854     0   455655
Apache Corp.                     com           037411105       49265    560527 SH     SOLE                 133922     0   426605
Apple Computer                   com           037833100         384       657 SH     SOLE                    540     0      117
Berkshire Hathaway Inc.          cl a          084670108        2499        20 SH     SOLE                     20     0        0
Blackrock Muniyield Quality Fund com           09254e103         300     20000 SH     SOLE                  20000     0        0
Calpine Corp.                    com new       131347304       43435   2630830 SH     SOLE                 620342     0  2010488
Cameron International Corp.      com           13342b105       46825   1096346 SH     SOLE                 263824     0   832522
Chevron Corp.                    com           166764100       46640    442083 SH     SOLE                 113082     0   329001
Church & Dwight Co.              com           171340102       26421    476310 SH     SOLE                 152225     0   324085
Comcast Corp. Special Cl A       cl a spl      20030N200       80430   2561474 SH     SOLE                 606375     0  1955099
Covidien PLC                     shs           g2554f113       76409   1428199 SH     SOLE                 322946     0  1105253
CSX Corp.                        com           126408103       34032   1522007 SH     SOLE                 363916     0  1158091
CVS Caremark Corp.               com           126650100       78183   1673070 SH     SOLE                 388284     0  1284786
Devon Energy Corp.               com           25179M103       43761    754622 SH     SOLE                 177474     0   577148
Dresser-Rand Group Inc           com           261608103       42634    957218 SH     SOLE                 227099     0   730119
EMC Corporation                  com           268648102        2296     89592 SH     SOLE                      0     0    89592
Express Scripts Holding Company  com           30219g108       54024    967660 SH     SOLE                 217472     0   750188
Ford Motor Co.                   com par $0.01 345370860       31524   3287143 SH     SOLE                 768741     0  2518402
Goldman Sachs Group Inc.         com           38141G104       42666    445082 SH     SOLE                 101220     0   343862
Halliburton Co.                  com           406216101       46925   1652878 SH     SOLE                 382707     0  1270171
Honeywell International Inc      com           438516106       33150    593669 SH     SOLE                 173623     0   420046
International Business Machines Ccom           459200101       49838    254820 SH     SOLE                  59763     0   195057
Ishares Russell 1000 Value       russell1000val464287598         386      5665 SH     SOLE                   5665     0        0
JPMorgan Chase & Co.             com           46625H100       44848   1255188 SH     SOLE                 294069     0   961119
Kinder Morgan Inc.               com           49456b101       63368   1966717 SH     SOLE                 476973     0  1489744
Kinder Morgan Warrants           *w exp 05/25/249456b119        3555   1645734 SH     SOLE                 401614     0  1244120
Kohls Corp                       com           500255104       41560    913598 SH     SOLE                 216011     0   697587
Lowe's Cos., Inc.                com           548661107       59939   2107559 SH     SOLE                 512175     0  1595384
MasterCard Inc. Class A          cl a          57636q104       42882     99701 SH     SOLE                  23959     0    75742
MetLife Inc.                     com           59156R108       61147   1982065 SH     SOLE                 463752     0  1518313
Nuveen Municipal Opportunity Fundcom           670984103         284     19000 SH     SOLE                  19000     0        0
Nuveen Select Tax-Free Income Porsh ben int    67062F100         299     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105       46773   1574863 SH     SOLE                 378397     0  1196466
Praxair Inc.                     com           74005P104       48428    445398 SH     SOLE                 102030     0   343368
Royal Dutch Shell PLC-ADR A      spons adr a   780259206       29338    435088 SH     SOLE                  72119     0   362969
The Mosaic Company               com           61945c103       46257    844731 SH     SOLE                 197096     0   647635
Thermo Fisher Scientific Inc.    com           883556102       62491   1203832 SH     SOLE                 283220     0   920612
Tyco International Ltd.          shs           h89128104       74258   1405067 SH     SOLE                 335675     0  1069392
United Parcel Service- Cl B      cl b          911312106       66957    850143 SH     SOLE                 199406     0   650737
United Technologies Corp.        com           913017109       58791    778373 SH     SOLE                 186271     0   592102
UnitedHealth Group Inc.          com           91324P102       62303   1065011 SH     SOLE                 255173     0   809838
Wabco Holdings Inc.              com           92927k102       23037    435226 SH     SOLE                 100781     0   334445
Wells Fargo & Co.                com           949746101       63373   1895127 SH     SOLE                 444184     0  1450943
Wyndham Worldwide Corp.          com           98310W108       77101   1461911 SH     SOLE                 350728     0  1111183
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